Revenue and other operating income	6 Months Ended
Jun. 30, 2026
Revenue and other operating income
Revenue and other operating income

7.Revenue and other operating income

The following table summarizes revenue from contracts with customers for the three and six months ended June 30, 2026 and 2025:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
In-game purchases	184,483	206,672	89,894	114,438
Advertising	8,498	10,253	3,679	5,470
Licensing	—	9	—	3
Total	192,981	216,934	93,573	119,911

The following table sets forth revenue disaggregated based on geographical location of our paying users:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
US	58,607	73,801	28,606	40,392
Europe	61,732	68,932	29,883	38,502
Asia	34,313	42,722	16,601	23,243
Other	38,329	31,479	18,483	17,774
Total	192,981	216,934	93,573	119,911

93% of the Group’s total revenues for the six months ended June 30, 2026 was generated by Hero Wars game title (93% – for the six months ended June 30, 2025). Of our total revenues for the six months ended June 30, 2026 128,603 is revenue recognized over a period of time (147,046– for the six months ended June 30, 2025) and remaining revenue concerns revenue recognized at a point in time (Note 22). During the six months ended June 30, 2026 and 2025  no individual end customer accounted for more than 10% of our revenues.

The other operating income mainly consists of grant received by Nexters Studio Armenia from the Ministry of Digitalization associated with the personal income tax benefit applicable to our employees in the amounts of 497 and 318 for the six months ended June 30, 2026 and 2025. Government grants are recognized initially at fair value when there is reasonable assurance that they will be received and the Group will comply with the conditions associated with the grant. Unconditional government grants are recognized when the Group is entitled to receive them.